Commitments and Contingencies (Lease Commitments) (Parenthetical) (Detail) - Dominion Questar Corporation - Corporate office - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Loss Contingencies [Line Items]
Amount included in property plant and equipment	$ 27	$ 30
Amount included in other deferred credits and other liabilities	33	35
Amount recorded in depreciation, depletion and amortization (less than $1 million)	$ 3	$ 1